Fair Value Measurements - Summary of Debt Securities, Available-for-sale (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Adjusted Basis	$ 343,474	$ 368,266
Unrealized Gains		321
Unrealized Losses	(225)	0
Recorded Basis	343,249	368,587
Term Deposits [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Adjusted Basis	40,069
Recorded Basis	40,069
Asset Backed Securities [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Adjusted Basis	69,579	51,938
Unrealized Gains		84
Unrealized Losses	(83)	0
Recorded Basis	69,496	52,022
Government Debt Securities [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Adjusted Basis	47,355	57,826
Unrealized Gains		3
Unrealized Losses	(47)	0
Recorded Basis	47,308	57,829
Corporate Debt Securities [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Adjusted Basis	186,471	258,502
Unrealized Gains		234
Unrealized Losses	(95)	0
Recorded Basis	$ 186,376	$ 258,736